TRADE, OTHER PAYABLES AND PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Disclosure of Trade, Other Payables and Deferred Income by Nature

	US Dollars
Figures in millions	2022	2021	2020

Non-current
Other payables	7	7	8

Current
Trade payables	391	406	403
Accruals(1)	279	205	191
Short-term provisions	30	31	30
Short-term financial liabilities	6	—	—
Other payables	4	5	3
	710	647	627
Total trade, other payables and provisions	717	654	635
Current trade and other payables are non-interest bearing and are normally settled within 60 days.
(1) Includes accrual for silicosis of $12m (2021: $16m; 2020: $12m) and retrenchments of nil (2021: $7m; 2020: nil).